UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-05172
                                    --------------------------

                            Principal Bond Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                       Principal
                                                         Amount                    Value
--------------------------------------------------------------------------------------------------
BONDS (56.91%)
ADVANCED MATERIALS & PRODUCTS (0.13%)
 Hexcel
                                                       $                      $
  9.75%; 01/15/09                                          250,000                 262,500
AEROSPACE & DEFENSE EQUIPMENT (0.11%)
 K&F Industries
  9.25%; 10/15/07                                          225,000                 230,625
AGRICULTURAL OPERATIONS (0.41%)
 Bunge Limited Finance
  4.38%; 12/15/08                                          430,000                 426,643
  5.35%; 04/15/14                                          270,000                 261,479
  5.88%; 05/15/13                                          160,000                 162,210
                                                                                   850,332
AIRLINES (0.10%)
 Southwest Airlines
  5.10%; 05/01/06                                          194,844                 199,608
ASSET BACKED SECURITIES (1.14%)
 Bear Stearns Asset Backed Securities /2/
  2.05%; 03/25/34                                          515,000                 514,983
 Chase Funding Mortgage Loan Asset Backed
  Certificates /2/
  1.74%; 09/25/33                                          400,000                 399,988
  1.95%; 09/25/33                                          420,000                 419,987
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                          490,000                 489,127
 Master Adjustable Rate Mortgages Trust /2/
  2.55%; 03/25/34                                          545,000                 548,944
                                                                                 2,373,029
AUTO-CARS & LIGHT TRUCKS (0.91%)
 DaimlerChrysler Holding
  2.71%; 08/08/06 /2/                                      650,000                 656,693
  4.05%; 06/04/08                                          400,000                 396,346
  4.75%; 01/15/08                                           75,000                  76,273
  7.25%; 01/18/06                                          225,000                 238,404
 Ford Motor
  7.45%; 07/16/31                                          125,000                 118,887
 General Motors
  8.25%; 07/15/23                                          275,000                 285,734
 Hyundai Motor Manufacturing /6/
  5.30%; 12/19/08                                          130,000                 129,686
                                                                                 1,902,023
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.91%)
 Collins & Aikman Products
  10.75%; 12/31/11                                         125,000                 127,500
 Delco Remy International
  8.63%; 12/15/07                                          250,000                 252,812
 Delphi /2/ /6/
  1.96%; 12/01/04                                          325,000                 325,000
 Lear /6/
  5.75%; 08/01/14                                          290,000                 291,972
  7.96%; 05/15/05                                          320,000                 333,035
 Tenneco Automotive
  11.63%; 10/15/09                                         515,000                 552,337
                                                                                 1,882,656

                                                        Principal
                                                          Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (0.83%)
 Capital Auto Receivables Asset Trust
                                                       $                      $
  4.50%; 10/15/07                                          950,000                 965,018
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                          755,184                 757,165
                                                                                 1,722,183
BREWERY (0.37%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                         300,000                 355,500
 Coors Brewing
  6.38%; 05/15/12                                          245,000                 264,694
 SABMiller /6/
  6.63%; 08/15/33                                          150,000                 159,373
                                                                                   779,567
BROADCASTING SERVICES & PROGRAMMING (0.53%)
 Clear Channel Communications
  5.75%; 01/15/13                                          415,000                 418,962
 Grupo Televisa
  8.50%; 03/11/32                                          100,000                 103,500
 Liberty Media
  3.50%; 09/25/06                                          385,000                 383,557
  5.70%; 05/15/13                                          200,000                 196,786
                                                                                 1,102,805
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.52%)
 CRH America
  6.40%; 10/15/33                                          155,000                 156,832
  6.95%; 03/15/12                                          229,000                 255,057
 Masco /2/ /6/
  1.65%; 03/09/07                                          675,000                 675,791
                                                                                 1,087,680
BUILDING PRODUCTS-AIR & HEATING (0.10%)
 York International
  6.63%; 08/15/06                                          200,000                 211,966
BUILDING PRODUCTS-WOOD (0.04%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                           90,000                  86,134
CABLE TV (0.86%)
 Comcast
  5.30%; 01/15/14                                           50,000                  48,781
  5.85%; 01/15/10                                           30,000                  31,505
  7.05%; 03/15/33                                          230,000                 242,446
 Comcast Cable Communications
  6.75%; 01/30/11                                          220,000                 239,636
 Cox Communications
  5.50%; 10/01/15                                          155,000                 151,330
  6.75%; 03/15/11                                          305,000                 331,424
 EchoStar DBS
  5.75%; 10/01/08                                          200,000                 198,500
  10.38%; 10/01/07                                         275,000                 292,187
 Rogers Cablesystems
  10.00%; 03/15/05                                         250,000                 259,355
                                                                                 1,795,164
CASINO HOTELS (0.31%)
 Aztar /6/
  7.88%; 06/15/14                                          150,000                 151,688

                                                        Principal
                                                          Amount                  Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (CONTINUED)
 Coast Hotels & Casinos
                                                       $                      $
  9.50%; 04/01/09                                          200,000                 209,500
 Harrah's Operating /6/
  5.50%; 07/01/10                                          290,000                 290,153
                                                                                   651,341
CELLULAR TELECOMMUNICATIONS (1.31%)
 America Movil /6/
  5.50%; 03/01/14                                          435,000                 407,100
 AT&T Wireless Services
  7.88%; 03/01/11                                          295,000                 339,056
  8.13%; 05/01/12                                          480,000                 561,610
 Nextel Communications
  9.38%; 11/15/09                                          240,000                 256,200
 Rural Cellular /6/
  8.25%; 03/15/12                                          120,000                 123,000
 Telus
  7.50%; 06/01/07                                          445,000                 485,731
  8.00%; 06/01/11                                           40,000                  45,681
 Verizon Wireless Capital
  5.38%; 12/15/06                                          480,000                 501,326
                                                                                 2,719,704
CHEMICALS-DIVERSIFIED (0.52%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          240,000                 250,586
  7.00%; 03/15/11                                          265,000                 292,719
 ICI Wilmington I
  5.63%; 12/01/13                                          220,000                 217,548
 Lyondell Chemical
  9.88%; 05/01/07                                          200,000                 209,750
 Phibro Animal Health
  9.88%; 06/01/08                                          125,000                 113,750
                                                                                 1,084,353
CHEMICALS-SPECIALTY (0.25%)
 Hercules /6/
  6.75%; 10/15/29                                          200,000                 196,000
 Rhodia /6/
  10.25%; 06/01/10                                         175,000                 178,500
 Westlake Chemical
  8.75%; 07/15/11                                          140,000                 153,650
                                                                                   528,150
CIRCUIT BOARDS (0.14%)
 Jabil Circuit
  5.88%; 07/15/10                                          275,000                 284,615
COAL (0.06%)
 Massey Energy
  6.63%; 11/15/10                                          120,000                 122,400
COATINGS & PAINT (0.16%)
 Resolution Performance Products
  8.00%; 12/15/09                                          150,000                 154,500
 Valspar
  6.00%; 05/01/07                                          160,000                 169,369
                                                                                   323,869
                                                        Principal
                                                          Amount                  Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (0.12%)
 Union Planters Bank
                                                       $                      $
  5.13%; 06/15/07                                          240,000                 252,084
COMMERCIAL SERVICES (0.07%)
 Iron Mountain
  6.63%; 01/01/16                                          150,000                 138,375
COMPUTER SERVICES (0.17%)
 Unisys
  7.25%; 01/15/05 /3/                                      125,000                 126,562
  7.88%; 04/01/08                                          220,000                 224,400
                                                                                   350,962
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                                           75,000                  82,342
CONTAINERS-METAL & GLASS (0.31%)
 Crown European Holdings
  10.88%; 03/01/13                                         250,000                 286,875
 Owens-Brockway
  8.75%; 11/15/12                                          200,000                 220,000
 Silgan Holdings
  6.75%; 11/15/13                                          150,000                 147,000
                                                                                   653,875
CONTAINERS-PAPER & PLASTIC (0.13%)
 Norampac
  6.75%; 06/01/13                                          275,000                 276,375
CREDIT CARD ASSET BACKED SECURITIES (1.77%)
 American Express Credit Account Master Trust
  /2/
  1.63%; 09/15/11                                          200,000                 200,336
 American Express Master Trust
  7.85%; 08/15/05                                          600,000                 604,722
 Capital One Multi-Asset Execution Trust /2/
  1.60%; 12/15/09                                          550,000                 550,245
 Chase Credit Card Master Trust /2/
  1.58%; 05/15/09                                          750,000                 749,956
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                        1,500,000               1,568,907
                                                                                 3,674,166
DATA PROCESSING & MANAGEMENT (0.07%)
 Certegy
  4.75%; 09/15/08                                          135,000                 137,177
DIVERSIFIED FINANCIAL SERVICES (0.78%)
 General Electric Capital
  0.70%; 03/10/40 /2/ /6/                                7,521,673                 240,235
  1.84%; 02/02/09 /2/                                      775,000                 776,490
  6.75%; 03/15/32                                          300,000                 327,562
 John Deere Capital
  3.13%; 12/15/05                                          160,000                 160,644
 NiSource Finance
  3.20%; 11/01/06                                          120,000                 119,071
                                                                                 1,624,002

                                                         Principal
                                                           Amount                  Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (0.65%)
 Blount
                                                       $                      $
  7.00%; 06/15/05                                          150,000                 153,375
 General Electric
  5.00%; 02/01/13                                          125,000                 124,775
 Invensys /6/
  9.88%; 03/15/11                                          250,000                 251,875
 J.B. Poindexter /6/
  8.75%; 03/15/14                                          200,000                 209,000
 Tyco International Group
  6.00%; 11/15/13                                          200,000                 208,058
  6.38%; 02/15/06                                          300,000                 314,907
  6.38%; 10/15/11                                           75,000                  80,592
                                                                                 1,342,582
DIVERSIFIED MINERALS (0.16%)
 Corp. Nacional del Cobre de Chile /6/
  5.50%; 10/15/13                                          125,000                 126,374
 Vale Overseas
  9.00%; 08/15/13                                          185,000                 196,562
                                                                                   322,936
DIVERSIFIED OPERATIONS (0.07%)
 Hutchison Whampoa International /6/
  6.50%; 02/13/13                                          150,000                 151,499
E-COMMERCE-PRODUCTS (0.06%)
 FTD
  7.75%; 02/15/14                                          130,000                 124,150
ELECTRIC-DISTRIBUTION (0.07%)
 Detroit Edison
  5.40%; 08/01/14                                          145,000                 145,822
ELECTRIC-GENERATION (0.18%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                         123,200                 122,584
 Korea East-West Power /6/
  4.88%; 04/21/11                                           85,000                  82,792
 Tenaska Virginia Partners /6/
  6.12%; 03/30/24                                          160,000                 159,970
                                                                                   365,346
ELECTRIC-INTEGRATED (4.10%)
 Arizona Public Service
  5.80%; 06/30/14                                          130,000                 131,495
  6.50%; 03/01/12                                          205,000                 220,757
 Centerpoint Energy
  5.88%; 06/01/08                                          180,000                 186,732
  7.25%; 09/01/10                                          165,000                 180,925
 Consumers Energy
  4.25%; 04/15/08                                           70,000                  69,899
  6.00%; 03/15/05                                          160,000                 163,323
 Dayton Power & Light /6/
  5.13%; 10/01/13                                          200,000                 195,263
 Dominion Resources /2/
  1.55%; 05/15/06                                          550,000                 551,030
  7.82%; 09/15/04                                        1,000,000               1,006,647
 Entergy Gulf States
  3.60%; 06/01/08                                          180,000                 175,425

                                                         Principal
                                                           Amount                 Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Exelon
                                                       $                      $
  6.75%; 05/01/11                                          200,000                 218,654
 FirstEnergy
  6.45%; 11/15/11                                          325,000                 343,763
 FPL Energy Wind Funding /6/
  6.88%; 06/27/17                                          245,960                 242,271
 FPL Group Capital
  3.25%; 04/11/06                                          170,000                 170,934
 Georgia Power /2/
  1.43%; 02/17/09                                          900,000                 899,385
 Indianapolis Power & Light
  7.38%; 08/01/07                                          230,000                 248,268
 Jersey Central Power & Light /6/
  5.63%; 05/01/16                                           80,000                  80,808
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                          200,000                 202,852
 MSW Energy Holdings II
  7.38%; 09/01/10                                          225,000                 229,500
 Northeast Utilities
  3.30%; 06/01/08                                          145,000                 139,727
 Ohio Power
  4.85%; 01/15/14                                          185,000                 178,523
 Oncor Electric Delivery
  6.38%; 05/01/12                                          275,000                 297,425
 Pacific Gas & Electric
  3.60%; 03/01/09                                          150,000                 145,975
  6.05%; 03/01/34                                          515,000                 496,128
 Pepco Holdings
  3.75%; 02/15/06                                          565,000                 568,239
  4.00%; 05/15/10                                           70,000                  66,381
 Power Contract Financing /6/
  5.20%; 02/01/06                                          152,785                 153,633
 Puget Energy
  3.36%; 06/01/08                                          175,000                 169,473
 Southern California Edison
  5.00%; 01/15/14                                           85,000                  83,953
  8.00%; 02/15/07                                          290,000                 320,809
 Southwestern Electric Power
  4.50%; 07/01/05                                          240,000                 244,101
 TXU Energy
  6.13%; 03/15/08                                          140,000                 148,263
                                                                                 8,530,561
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Flextronics International
  6.50%; 05/15/13                                          150,000                 147,375
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.26%)
 Fairchild Semiconductor International
  10.50%; 02/01/09                                         325,000                 350,187
 Freescale Semiconductor /6/
  6.88%; 07/15/11                                          200,000                 201,500
                                                                                   551,687
ELECTRONICS-MILITARY (0.24%)
 L-3 Communications
  8.00%; 08/01/08                                          480,000                 496,800

                                                        Principal
                                                          Amount                    Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FEDERAL & FEDERALLY SPONSORED CREDIT (0.16%)
 Housing Urban Development
                                                       $                      $
  2.99%; 08/01/05                                          325,000                 327,156
FIDUCIARY BANKS (0.35%)
 State Street Capital Trust II /2/
  1.75%; 02/15/08                                          725,000                 729,453
FILTRATION & SEPARATION PRODUCTS (0.06%)
 Polypore /6/
  8.75%; 05/15/12                                          125,000                 132,500
FINANCE-AUTO LOANS (1.63%)
 American Honda Finance /2/ /6/
  1.39%; 02/20/07                                          900,000                 899,947
 Ford Motor Credit
  5.80%; 01/12/09                                          225,000                 228,977
  6.13%; 01/09/06                                          225,000                 233,444
  6.88%; 02/01/06                                          160,000                 167,864
  7.25%; 10/25/11                                          450,000                 473,256
  7.88%; 06/15/10                                          160,000                 174,679
 General Motors Acceptance /2/
  2.88%; 10/20/05                                          550,000                 553,634
  6.88%; 08/28/12                                          250,000                 254,500
  8.00%; 11/01/31                                          180,000                 182,779
 Toyota Motor Credit
  2.80%; 01/18/06                                          220,000                 220,862
                                                                                 3,389,942
FINANCE-COMMERCIAL (0.22%)
 CIT Group /2/
  1.45%; 02/15/07                                          450,000                 450,121
FINANCE-CONSUMER LOANS (0.65%)
 Household Finance
  1.86%; 02/09/07 /2/                                      775,000                 775,660
  3.38%; 02/21/06                                           95,000                  95,580
  4.13%; 12/15/08                                          200,000                 198,713
  4.75%; 07/15/13                                          155,000                 148,239
  7.00%; 05/15/12                                          125,000                 139,312
                                                                                 1,357,504
FINANCE-CREDIT CARD (0.34%)
 Capital One Bank
  5.00%; 06/15/09                                          240,000                 243,196
  6.88%; 02/01/06                                          435,000                 458,767
                                                                                   701,963
FINANCE-INVESTMENT BANKER & BROKER (3.02%)
 BCP Caylux Holdings Luxembourg /6/
  9.63%; 06/15/14                                          150,000                 156,375
 Bear Stearns
  1.98%; 01/30/09 /2/                                      575,000                 575,982
  2.02%; 06/25/34 /2/                                      425,000                 426,366
  3.00%; 03/30/06                                          165,000                 165,171
  4.00%; 01/31/08                                          210,000                 210,591
 Citigroup
  5.75%; 05/10/06                                          750,000                 785,952
  6.63%; 06/15/32                                          215,000                 226,143
 Credit Suisse First Boston
  3.88%; 01/15/09                                          150,000                 147,283

                                                       Principal
                                                         Amount                    Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
                                                       $                      $
  3.88%; 01/15/09                                          100,000                  98,172
  5.15%; 01/15/14                                          130,000                 126,756
  6.60%; 01/15/12                                          615,000                 668,723
 Lehman Brothers Holdings
  4.80%; 03/13/14                                          315,000                 298,949
 Merrill Lynch
  1.43%; 02/06/09 /2/                                      775,000                 774,454
  5.45%; 07/15/14                                          215,000                 214,506
 Morgan Stanley /6/
  0.91%; 04/15/34 /2/                                    4,670,060                 119,315
  1.38%; 02/15/07                                          500,000                 500,276
  4.25%; 05/15/10                                          135,000                 132,143
  4.75%; 04/01/14                                          270,000                 252,204
  5.30%; 03/01/13                                          165,000                 164,354
  6.75%; 04/15/11                                          225,000                 247,175
                                                                                 6,290,890
FINANCE-MORTGAGE LOAN/BANKER (5.35%)
 Countrywide Home Loan
  1.40%; 02/17/06 /2/                                      125,000                 124,977
  1.80%; 06/02/06 /2/                                      775,000                 778,863
  4.25%; 12/19/07                                          120,000                 120,865
  4.63%; 12/19/33 /2/                                    1,000,000                 971,938
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                          275,000                 264,148
  3.25%; 02/25/08                                        1,675,000               1,646,659
  4.50%; 07/15/13                                        1,400,000               1,360,351
  4.75%; 10/11/12                                          550,000                 539,580
  4.75%; 05/06/13                                          575,000                 560,492
  6.25%; 07/15/32                                          125,000                 134,183
  6.75%; 03/15/31                                          541,000                 615,042
 Federal National Mortgage Association
  2.88%; 05/19/08                                          275,000                 265,881
  3.32%; 11/25/32                                          163,235                 163,192
  3.70%; 11/01/07                                        1,430,000               1,430,623
  4.32%; 07/26/07                                          530,000                 540,023
  4.75%; 02/21/13                                          550,000                 535,689
  6.25%; 05/15/29                                        1,000,000               1,067,406
                                                                                11,119,912
FINANCE-OTHER SERVICES (0.51%)
 Verizon Global Funding
  6.75%; 12/01/05                                        1,000,000               1,052,289
FOOD-MISCELLANEOUS/DIVERSIFIED (0.49%)
 Chiquita Brands International
  10.56%; 03/15/09                                         175,000                 189,656
 Corn Products International
  8.45%; 08/15/09                                          265,000                 294,813
 Kraft Foods
  4.63%; 11/01/06                                          325,000                 333,246
  5.63%; 11/01/11                                           65,000                  67,069
  6.50%; 11/01/31                                          125,000                 129,216
                                                                                 1,014,000
FOOD-RETAIL (0.28%)
 Delhaize America
  7.38%; 04/15/06                                          360,000                 381,230

                                                        Principal
                                                          Amount                  Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Kroger
                                                       $                      $
  6.20%; 06/15/12                                          200,000                 211,757
                                                                                   592,987
GAS-DISTRIBUTION (0.22%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                         250,000                 263,750
 Sempra Energy
  4.75%; 05/15/09                                          200,000                 202,881
                                                                                   466,631
HOME DECORATION PRODUCTS (0.09%)
 Newell Rubbermaid
  4.00%; 05/01/10                                          100,000                  95,620
  4.63%; 12/15/09                                           85,000                  84,551
                                                                                   180,171
HOME EQUITY-OTHER (1.23%)
 Argent Securities /2/
  1.67%; 02/25/34                                          400,000                 399,627
 Long Beach Mortgage Loan Trust /2/
  1.98%; 06/25/34                                          140,000                 140,009
  2.53%; 06/25/34                                          165,000                 164,996
 Option One Mortgage Loan Trust /2/
  1.98%; 05/25/34                                          400,000                 399,987
  2.50%; 05/25/34                                          400,000                 399,987
 Saxon Asset Securities Trust /2/
  2.58%; 03/25/35                                          675,000                 673,067
 Specialty Underwriting & Residential Finance
  /2/
  1.96%; 02/25/35                                          385,000                 384,988
                                                                                 2,562,661
HOME EQUITY-SEQUENTIAL (0.57%)
 Ameriquest Mortgage Securities /2/
  1.65%; 04/25/34                                          460,000                 459,986
 Residential Asset Securities
  3.28%; 08/25/29                                          550,000                 544,531
  4.59%; 10/25/26                                          176,029                 177,028
                                                                                 1,181,545
HOTELS & MOTELS (0.20%)
 Boca Resorts
  9.88%; 04/15/09                                          150,000                 158,062
 Host Marriott
  7.88%; 08/01/08                                          250,000                 256,875
                                                                                   414,937
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.09%)
 AMVESCAP
  5.38%; 02/27/13                                           75,000                  74,289
  5.90%; 01/15/07                                          110,000                 116,436
                                                                                   190,725
LIFE & HEALTH INSURANCE (0.41%)
 John Hancock Global Funding II /2/ /6/
  1.77%; 04/03/09                                          800,000                 799,154
 Nationwide Financial Services
  5.63%; 02/13/15                                           60,000                  60,485
                                                                                   859,639

                                                        Principal
                                                          Amount                    Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.11%)
 Terex
                                                       $                      $
  9.25%; 07/15/11                                          200,000                 222,500
MEDICAL INFORMATION SYSTEM (0.07%)
 NDCHealth
  10.50%; 12/01/12                                         125,000                 136,875
MEDICAL PRODUCTS (0.07%)
 Medical Device Manufacturing /6/
  10.00%; 07/15/12                                         150,000                 153,750
MEDICAL-DRUGS (0.09%)
 Schering-Plough
  5.30%; 12/01/13                                          185,000                 184,972
MEDICAL-HMO (0.24%)
 Anthem
  4.88%; 08/01/05                                          500,000                 509,251
MEDICAL-HOSPITALS (0.28%)
 HCA
  5.25%; 11/06/08                                          210,000                 210,856
  6.95%; 05/01/12                                          120,000                 126,419
  7.13%; 06/01/06                                          225,000                 237,786
                                                                                   575,061
METAL PROCESSORS & FABRICATION (0.11%)
 Mueller Group /6/
  10.00%; 05/01/12                                         225,000                 236,250
METAL-DIVERSIFIED (0.28%)
 Falconbridge
  5.38%; 06/01/15                                          115,000                 109,980
  7.35%; 06/05/12                                           65,000                  71,583
 Rio Tinto Finance
  5.75%; 07/03/06                                          380,000                 398,590
                                                                                   580,153
MISCELLANEOUS INVESTING (0.26%)
 iStar Financial
  4.88%; 01/15/09                                          280,000                 275,646
 United Dominion Realty Trust
  6.50%; 06/15/09                                          240,000                 258,703
                                                                                   534,349
MONEY CENTER BANKS (0.50%)
 Bank of America
  4.88%; 09/15/12                                          685,000                 675,982
 JP Morgan Chase
  4.50%; 11/15/10                                          230,000                 225,540
 United Overseas Bank /6/
  4.50%; 07/02/13                                          150,000                 139,778
                                                                                 1,041,300
MORTGAGE BACKED SECURITIES (1.34%)
 Banc of America Commercial Mortgage /2/
  0.04%; 11/10/38 /6/                                    3,120,788                  55,990
  1.16%; 11/10/38                                        2,031,463                 101,528
 Bear Stearns Adjustable Rate Mortgage Trust /2/
  /6/
  3.52%; 06/25/34                                          245,000                 236,760

                                                       Principal
                                                        Amount                       Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Bear Stearns Commercial Mortgage Securities /2/
  /6/
                                                       $                      $
  0.72%; 05/11/39                                        2,700,000                  75,462
 CS First Boston Mortgage Securities /2/ /6/
  0.57%; 05/15/36                                        4,136,639                  97,046
  2.05%; 06/25/34                                          180,000                 179,457
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                          200,000                 231,726
 GMAC Commercial Mortgage Securities /2/ /6/
  0.97%; 03/10/38                                        3,769,474                 164,553
 Greenwich Capital Commercial Funding /2/ /6/
  0.39%; 06/10/36                                        8,700,000                 167,693
 JP Morgan Chase Commercial Mortgage Securities
  /2/ /6/
  1.22%; 01/12/39                                        3,700,000                 201,173
 LB-UBS Commercial Mortgage Trust /2/ /6/
  0.14%; 03/15/36                                        2,328,759                  63,084
  0.63%; 03/15/34                                        3,257,726                  75,993
  1.23%; 03/15/36                                        2,283,684                 123,778
 Merrill Lynch Mortgage Investors /2/
  2.01%; 01/25/35                                          540,000                 539,983
 Merrill Lynch Mortgage Trust /2/
  0.60%; 02/12/42                                        9,193,847                 236,530
 Morgan Stanley Capital I /6/
  1.12%; 01/13/41 /2/                                    2,500,000                 135,330
  7.11%; 04/15/33                                          100,000                 111,423
                                                                                 2,797,509
MOTION PICTURES & SERVICES (0.04%)
 Alliance Atlantis Communications
  13.00%; 12/15/09                                          75,000                  81,937
MULTIMEDIA (0.61%)
 AOL Time Warner
  7.63%; 04/15/31                                          445,000                 489,570
 News America
  4.75%; 03/15/10                                           90,000                  90,332
  6.55%; 03/15/33                                          225,000                 229,981
  6.63%; 01/09/08                                          250,000                 271,130
 Walt Disney
  5.38%; 06/01/07                                          175,000                 182,587
                                                                                 1,263,600
MUSIC (0.07%)
 Warner Music Group /6/
  7.38%; 04/15/14                                          150,000                 143,250
MUTUAL INSURANCE (0.15%)
 Liberty Mutual Group /6/
  5.75%; 03/15/14                                          195,000                 189,939
  7.00%; 03/15/34                                          130,000                 128,231
                                                                                   318,170
NON-HAZARDOUS WASTE DISPOSAL (0.12%)
 Casella Waste Systems
  9.75%; 02/01/13                                          125,000                 135,625

                                                        Principal
                                                          Amount                     Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (CONTINUED)
 Waste Management
                                                       $                      $
  5.00%; 03/15/14                                          125,000                 120,735
                                                                                   256,360
NON-HOTEL GAMBLING (0.19%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                          375,000                 391,406
OFFICE AUTOMATION & EQUIPMENT (0.06%)
 Xerox
  7.63%; 06/15/13                                          125,000                 128,125
OIL & GAS DRILLING (0.36%)
 Nabors Holdings
  4.88%; 08/15/09                                          270,000                 275,404
 Precision Drilling
  5.63%; 06/01/14                                          225,000                 228,699
 Pride International
  10.00%; 06/01/09                                         225,000                 236,250
                                                                                   740,353
OIL COMPANY-EXPLORATION & PRODUCTION (1.57%)
 Anadarko Finance
  6.75%; 05/01/11                                          275,000                 304,543
 Devon Financing
  7.88%; 09/30/31                                          165,000                 191,387
 Husky Energy
  6.15%; 06/15/19                                          200,000                 202,984
 Nexen
  5.05%; 11/20/13                                          105,000                 101,767
  7.88%; 03/15/32                                          125,000                 147,726
 Noble Energy /6/
  5.25%; 04/15/14                                          235,000                 231,999
 Paramount Resources
  8.88%; 07/15/14                                          175,000                 173,687
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                          315,000                 326,025
  7.88%; 02/01/09                                          700,000                 770,000
 Petroleos Mexicanos
  6.50%; 02/01/05                                          600,000                 611,700
 Swift Energy
  10.25%; 08/01/09                                         135,000                 141,993
 XTO Energy
  6.25%; 04/15/13                                           50,000                  52,914
                                                                                 3,256,725
OIL COMPANY-INTEGRATED (0.37%)
 Occidental Petroleum
  4.00%; 11/30/07                                          175,000                 175,981
 Petrobras International Finance
  8.38%; 12/10/18                                          225,000                 213,750
  9.13%; 02/01/07                                          225,000                 245,813
 Petronas Capital /6/
  7.88%; 05/22/22                                          125,000                 141,173
                                                                                   776,717
OIL FIELD MACHINERY & EQUIPMENT (0.14%)
 Cooper Cameron
  2.65%; 04/15/07                                          290,000                 282,568

                                                        Principal
                                                          Amount                    Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (0.70%)
 Enterprise Products Partners
                                                       $                      $
  6.38%; 02/01/13                                          110,000                 111,039
 Frontier Oil
  11.75%; 11/15/09                                         570,000                 617,025
 Tesoro Petroleum /6/
  9.63%; 11/01/08                                          440,000                 484,000
 Valero Energy
  6.88%; 04/15/12                                          225,000                 247,213
                                                                                 1,459,277
OIL-FIELD SERVICES (0.38%)
 Halliburton /2/
  3.12%; 10/17/05                                          775,000                 782,463
PAPER & RELATED PRODUCTS (1.17%)
 Domtar
  5.38%; 12/01/13                                          370,000                 354,244
 International Paper
  3.80%; 04/01/08                                          550,000                 545,197
  5.85%; 10/30/12                                           55,000                  56,476
  6.75%; 09/01/11                                           50,000                  54,540
 Norske Skog /6/
  7.63%; 10/15/11                                          500,000                 553,752
 Sappi Papier Holding /6/
  6.75%; 06/15/12                                          140,000                 150,337
 Smurfit Capital Funding
  6.75%; 11/20/05                                          330,000                 339,900
 Weyerhaeuser
  6.75%; 03/15/12                                          265,000                 289,732
  7.38%; 03/15/32                                           75,000                  82,781
                                                                                 2,426,959
PETROCHEMICALS (0.12%)
 Braskem /6/
  11.75%; 01/22/14                                         265,000                 254,400
PHYSICAL THERAPY & REHABILITATION CENTERS (0.12%)
 HealthSouth
  6.88%; 06/15/05                                          250,000                 252,812
PIPELINES (1.00%)
 Buckeye Partners
  4.63%; 07/15/13                                          275,000                 255,773
 CenterPoint Energy Resources
  7.75%; 02/15/11                                          270,000                 307,770
 Duke Capital
  4.37%; 03/01/09                                          140,000                 138,539
 Duke Energy Field Services
  7.88%; 08/16/10                                          260,000                 299,448
 Enbridge Energy Partners
  4.00%; 01/15/09                                           90,000                  88,057
 Equitable Resources
  5.15%; 11/15/12                                          130,000                 131,950
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                          170,000                 177,296
 National Fuel Gas
  5.25%; 03/01/13                                          175,000                 173,990
 PG&E Gas Transmission
  7.10%; 06/01/05                                          200,000                 206,750

                                                        Principal
                                                          Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 TEPPCO Partners
                                                       $                      $
  6.13%; 02/01/13                                           45,000                  46,334
 Texas Eastern Transmission
  5.25%; 07/15/07                                          245,000                 253,743
                                                                                 2,079,650
POULTRY (0.38%)
 Tyson Foods
  6.63%; 10/01/04                                          785,000                 789,051
PROPERTY & CASUALTY INSURANCE (1.39%)
 ACE
  6.00%; 04/01/07                                          150,000                 158,608
 ACE INA Holdings
  5.88%; 06/15/14                                          145,000                 148,363
  8.20%; 08/15/04                                          225,000                 225,444
 Arch Capital Group
  7.35%; 05/01/34                                          365,000                 370,041
 Infinity Property & Casualty
  5.50%; 02/18/14                                          335,000                 326,249
 Markel
  6.80%; 02/15/13                                          330,000                 345,714
 St. Paul
  5.75%; 03/15/07                                          475,000                 498,554
 W.R. Berkley
  5.13%; 09/30/10                                          330,000                 332,016
 XL Capital
  6.50%; 01/15/12                                          450,000                 485,648
                                                                                 2,890,637
PUBLISHING-BOOKS (0.18%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                          350,000                 369,370
PUBLISHING-PERIODICALS (0.07%)
 Dex Media West
  9.88%; 08/15/13                                          125,000                 140,937
RACETRACKS (0.13%)
 Penn National Gaming
  11.13%; 03/01/08                                         250,000                 273,125
RECREATIONAL CENTERS (0.12%)
 AMF Bowling Worldwide /6/
  10.00%; 03/01/10                                         250,000                 258,125
REGIONAL BANKS (1.38%)
 Bank One
  7.63%; 08/01/05                                          725,000                 761,681
 KeyCorp
  4.63%; 05/16/05                                          475,000                 482,589
 PNC Funding
  5.75%; 08/01/06                                          650,000                 681,710
 Wachovia
  5.63%; 12/15/08                                          600,000                 638,385
  6.38%; 02/01/09                                          100,000                 108,054
 Wells Fargo
  3.12%; 08/15/08                                          200,000                 193,566
                                                                                 2,865,985

                                                         Principal
                                                           Amount                  Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REINSURANCE (0.20%)
 Endurance Specialty Holdings
                                                       $                      $
  7.00%; 07/15/34                                          410,000                 407,499
RENTAL-AUTO & EQUIPMENT (0.22%)
 NationsRent /3/
  9.50%; 10/15/10                                          315,000                 333,900
 United Rentals
  6.50%; 02/15/12                                          125,000                 120,625
                                                                                   454,525
RETAIL-APPAREL & SHOE (0.10%)
 Mothers Work
  11.25%; 08/01/10                                         200,000                 201,000
RETAIL-ARTS & CRAFTS (0.13%)
 Michaels Stores
  9.25%; 07/01/09                                          250,000                 272,812
RETAIL-AUTOMOBILE (0.10%)
 Asbury Automotive Group
  9.00%; 06/15/12                                          200,000                 203,500
RETAIL-DRUG STORE (0.14%)
 Rite Aid
  12.50%; 09/15/06                                         250,000                 284,375
RETAIL-JEWELRY (0.06%)
 Finlay Fine Jewelry /6/
  8.38%; 06/01/12                                          125,000                 131,250
RETAIL-MAJOR DEPARTMENT STORE (0.15%)
 J.C. Penney
  9.75%; 06/15/21                                          200,000                 205,000
 May Department Stores /6/
  3.95%; 07/15/07                                          110,000                 109,999
                                                                                   314,999
RETAIL-PROPANE DISTRIBUTION (0.17%)
 AmeriGas Partners
  8.88%; 05/20/11                                          150,000                 163,125
 Star Gas Partners /6/
  10.25%; 02/15/13                                         170,000                 181,900
                                                                                   345,025
RETAIL-RESTAURANTS (0.37%)
 VICORP Restaurants /6/
  10.50%; 04/15/11                                         200,000                 207,000
 Yum! Brands
  7.70%; 07/01/12                                          485,000                 559,537
                                                                                   766,537
RETAIL-TOY STORE (0.10%)
 Toys R Us
  8.75%; 09/01/21                                          200,000                 203,500
RETAIL-VISION SERVICE CENTER (0.04%)
 Cole National Group
  8.63%; 08/15/07                                           75,000                  76,219
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.15%)
 General Nutrition Centers /6/
  8.50%; 12/01/10                                          315,000                 318,937

                                                         Principal
                                                           Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.49%)
 Washington Mutual
                                                       $                      $
  3.81%; 06/25/34                                          410,000                 398,959
  3.97%; 03/25/33                                          528,000                 526,249
  5.50%; 01/15/13                                          100,000                 101,413
                                                                                 1,026,621
SEMICONDUCTOR EQUIPMENT (0.08%)
 Amkor Technology
  7.75%; 05/15/13                                          200,000                 171,000
SOVEREIGN (0.62%)
 Mexico Government
  8.30%; 08/15/31                                          260,000                 280,800
  8.38%; 01/14/11                                          690,000                 790,050
 South Africa Government
  6.50%; 06/02/14                                          220,000                 225,500
                                                                                 1,296,350
SPECIAL PURPOSE ENTITY (0.36%)
 Da-Lite Screen /6/
  9.50%; 05/15/11                                          150,000                 156,938
 Farmers Exchange Capital /6/
  7.05%; 07/15/28                                          225,000                 220,392
 Fondo Latinoamericano de Reservas /6/
  3.00%; 08/01/06                                          270,000                 269,223
 PDVSA Finance
  8.50%; 11/16/12                                          100,000                 101,500
                                                                                   748,053
STEEL PRODUCERS (0.09%)
 International Steel Group /6/
  6.50%; 04/15/14                                          200,000                 189,500
STEEL-SPECIALTY (0.17%)
 CSN Islands VIII /6/
  9.75%; 12/16/13                                          375,000                 358,125
SUPRANATIONAL BANK (0.21%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                          190,000                 194,678
  6.88%; 03/15/12                                          230,000                 252,045
                                                                                   446,723
TELEPHONE-INTEGRATED (2.67%)
 British Telecommunications /2/
  7.88%; 12/15/05                                          940,000               1,002,410
 Deutsche Telekom International Finance
  5.25%; 07/22/13 /2/                                      220,000                 217,889
  8.50%; 06/15/10                                          440,000                 518,961
 France Telecom /2/
  8.75%; 03/01/11                                          505,000                 589,218
 MCI
  6.69%; 05/01/09                                          175,000                 161,219
 Northwestern Bell Telephone
  6.25%; 01/01/07                                          250,000                 251,875
 Sprint Capital
  6.13%; 11/15/08                                          100,000                 105,932
  6.88%; 11/15/28                                          325,000                 323,434
  6.90%; 05/01/19                                          100,000                 103,695
  8.75%; 03/15/32                                          230,000                 278,706

                                                       Principal
                                                         Amount                     Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telecom Italia Capital /6/
                                                       $                      $
  4.00%; 11/15/08                                          220,000                 217,425
  5.25%; 11/15/13                                          555,000                 545,129
  6.38%; 11/15/33                                          130,000                 127,951
 Telefonica Europe
  7.75%; 09/15/10                                          400,000                 462,174
 Telefonos de Mexico
  4.50%; 11/19/08                                          135,000                 132,336
  8.25%; 01/26/06                                          385,000                 411,408
 Verizon Florida
  6.13%; 01/15/13                                           90,000                  93,289
                                                                                 5,543,051
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
  6.50%; 04/15/07                                          145,000                 154,995
THEATERS (0.33%)
 Cinemark /2/ /6/
  0.00%; 03/15/14                                          270,000                 178,200
 Cinemark USA /4/
  8.50%; 08/01/08                                          490,000                 503,882
                                                                                   682,082
TRANSPORT-RAIL (0.50%)
 Canadian National Railway
  4.25%; 08/01/09                                          215,000                 213,844
 Union Pacific
  4.70%; 01/02/24                                          100,000                  93,865
  5.75%; 10/15/07                                          690,000                 730,499
                                                                                 1,038,208
TRANSPORT-SERVICES (0.16%)
 CHC Helicopter /6/
  7.38%; 05/01/14                                          150,000                 149,625
 FedEx /2/ /6/
  1.88%; 04/01/05                                          190,000                 190,189
                                                                                   339,814
VITAMINS & NUTRITION PRODUCTS (0.06%)
 WH Holdings/WH Capital
  9.50%; 04/01/11                                          125,000                 130,625
WIRE & CABLE PRODUCTS (0.10%)
 Superior Essex Communications /6/
  9.00%; 04/15/12                                          200,000                 199,000
                                       TOTAL BONDS                             118,342,143


                                                        Principal
                                                          Amount                  Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (16.16%)
                                                       $                      $
4.50%; 12/01/09                                          1,542,101               1,545,207
4.50%; 11/01/18                                          2,352,068               2,318,845
5.00%; 01/01/18                                          3,778,648               3,810,128
5.00%; 05/01/18                                          1,982,573               1,999,036

                                                        Principal
                                                          Amount                  Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                       $                      $
5.00%; 08/01/34 /5/                                      6,700,000               6,526,215
5.50%; 05/01/17                                          1,524,565               1,568,229
5.50%; 06/01/24                                          4,985,046               5,073,131
5.50%; 04/01/33                                          1,767,462               1,777,220
6.00%; 03/01/22                                          1,053,563               1,090,802
6.00%; 03/01/31                                            231,562                 237,923
6.00%; 04/01/31                                             54,605                  56,105
6.00%; 12/01/31                                          1,141,204               1,172,552
6.00%; 08/01/34 /5/                                      2,500,000               2,563,280
6.50%; 03/01/17                                            307,748                 325,711
6.50%; 06/01/17                                          1,115,894               1,181,027
6.50%; 03/01/19                                            655,026                 688,361
6.50%; 03/01/29                                            146,167                 153,122
6.50%; 05/01/29                                            220,980                 231,340
6.50%; 04/01/31                                            140,459                 146,967
7.00%; 12/01/29                                            141,154                 149,568
7.00%; 06/01/30                                            129,630                 137,280
7.00%; 12/01/30                                            130,980                 138,709
7.50%; 11/01/29                                             39,861                  42,811
7.50%; 09/01/30                                             37,487                  40,249
7.50%; 09/01/30                                             45,690                  49,058
7.50%; 01/01/31                                            190,959                 205,033
7.50%; 03/01/31                                             53,190                  57,110
8.00%; 09/01/30                                            304,044                 330,050
                         TOTAL FHLMC CERTIFICATES                               33,615,069

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (12.30%)
4.50%; 05/01/33                                             60,170                  56,897
4.50%; 06/01/33                                             97,325                  91,981
4.50%; 06/01/33                                            268,912                 254,286
4.50%; 06/01/33                                            820,283                 775,668
4.50%; 07/01/33                                            919,229                 869,232
4.50%; 07/01/33                                             28,056                  26,530
4.50%; 07/01/33                                            494,529                 467,631
4.50%; 07/01/33                                            109,566                 103,606
4.50%; 08/01/33                                            864,128                 817,128
5.00%; 03/01/18                                          2,474,755               2,496,409
5.00%; 06/01/18                                          1,440,822               1,453,429
5.50%; 07/01/33                                          2,366,844               2,378,470
5.50%; 09/01/33                                          1,558,459               1,566,114
5.50%; 08/01/34 /5/                                      9,550,000               9,573,875
6.00%; 05/01/09                                            307,425                 322,075
6.00%; 07/01/09                                            500,649                 526,552
6.00%; 07/01/09                                            415,133                 434,917
6.00%; 05/01/32                                            269,757                 277,051
6.50%; 01/01/11                                            188,381                 199,328
6.50%; 02/01/11                                            211,754                 224,152
6.50%; 02/01/11                                            243,682                 257,921
6.50%; 03/01/11                                            414,777                 439,014
6.50%; 04/01/17                                            240,105                 253,958
6.50%; 03/01/32                                            622,536                 650,454
6.50%; 09/01/32                                            793,602                 829,211
7.00%; 08/01/29                                             40,381                  42,782

                                                        Principal
                                                          Amount                   Value
--------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                       $                      $
7.00%; 02/01/32                                            182,823                 193,484
                          TOTAL FNMA CERTIFICATES                               25,582,155

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (4.56%)
6.00%; 07/20/28                                            603,715                 622,184
6.00%; 11/20/28                                            598,981                 617,305
6.00%; 01/20/29                                            636,657                 655,751
6.00%; 07/20/29                                            168,541                 173,595
6.00%; 12/15/33                                            577,070                 594,335
6.50%; 03/20/28                                            129,687                 135,794
6.50%; 05/20/29                                            112,798                 118,037
6.50%; 10/20/31                                            882,030                 922,660
6.50%; 12/15/31                                            288,589                 302,332
6.50%; 05/15/32                                            607,200                 636,083
6.50%; 12/15/32                                          3,189,477               3,341,191
7.00%; 06/15/32                                            830,675                 882,636
7.50%; 10/15/31                                            445,803                 479,496
                          TOTAL GNMA CERTIFICATES                                9,481,399

                                                         Principal
                                                           Amount                  Value
--------------------------------------------------------------------------------------------------
TREASURY BONDS (12.98%)
 U.S. Treasury
                                                       $                      $
  4.00%; 02/15/14                                        1,100,000               1,059,911
  4.75%; 05/15/14                                        2,000,000               2,042,890
  5.00%; 02/15/11                                        1,500,000               1,582,090
  5.38%; 02/15/31                                        2,505,000               2,565,669
  6.13%; 08/15/29                                           25,000                  27,880
  6.25%; 08/15/23                                        2,300,000               2,579,774
  6.25%; 05/15/30                                        1,310,000               1,486,952
  6.75%; 08/15/26                                        1,000,000               1,190,625
  7.50%; 11/15/16                                        2,145,000               2,673,875
  8.00%; 11/15/21                                          760,000               1,007,743
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                        1,125,751               1,128,653
  3.38%; 01/15/07                                        3,819,360               4,093,876
  3.88%; 01/15/09                                        2,536,710               2,836,458
  4.25%; 01/15/10                                        2,360,316               2,711,229
                                                                                26,987,625
                            TOTAL TREASURY BONDS                                26,987,625


                                                          Shares
                                                           Held                    Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                              $
 Decisionone /1/                                             3,500                       -
 Decisionone /1/                                             2,054                       -
 Decisionone /1/                                             3,540                       -
 Decisionone /1/                                             2,100                       -
                                                                                         -
                          TOTAL COMMON STOCKS                                            -

                                                         Principal
                                                           Amount                  Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.96%)
DIVERSIFIED FINANCIAL SERVICES (4.96%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                       $                      $
  1.33%; 08/02/04                                       10,309,061              10,309,061
                       TOTAL COMMERCIAL PAPER                                   10,309,061

                                                        Maturity
                                                         Amount                    Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.15%)
 Deutsche Bank Securities; 1.36%; dated 06/30/04
  maturing 08/02/04 (collateralized by FHLMC;
  $325,571; 07/30/09)                                  $   319,224            $    319,188
                      TOTAL REPURCHASE AGREEMENTS                                  319,188
                                                                              ------------

            TOTAL PORTFOLIO INVESTMENTS (108.02%)                              224,636,640
LIABILITIES, NET OF CASH, RECEIVABLES AND
  OTHER ASSETS (-8.02%)                                                        (16,617,126)
                        TOTAL NET ASSETS (100.00%)                            $208,019,514
                                                                             ---------------

                        Description                    Notional      Unrealized
                                                        Amount       Gain (Loss)
Swap Agreements
Total Return Swaps

Receive monthly a return equal to the Lehman            $9,000,000    $(65,835)
ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR less 45 basis points with Morgan Stanley. Expires Agusut 2004.

                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                           JULY 31, 2004 (UNAUDITED)


/1 /Non-income producing security.
/2 /Variable rate.
/3 /Security or a portion of the security was on loan at the end of the period. /4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/5 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction.
/6 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,113,370 or 8.23% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  4,138,895
Unrealized Depreciation                        (2,874,121)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,264,774
Cost for federal income tax purposes         $223,371,866


                                       11




ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Bond Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------